JPMorgan Investor Growth & Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited)

Investments	Shares (000)	Value ($000)

INVESTMENT COMPANIES — 98.3%
Alternative Assets — 1.7%
JPMorgan Realty Income Fund Class R6 Shares (a)	3,164	52,402
JPMorgan Strategic Income Opportunities Fund Class R6 Shares (a)	1,895	21,752

Total Alternative Assets		74,154

Fixed Income — 29.7%
JPMorgan Core Bond Fund Class R6 Shares (a)	55,030	613,036
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	30,096	238,363
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	2,482	17,002
JPMorgan High Yield Fund Class R6 Shares (a)	14,776	101,955
JPMorgan Income Fund Class R6 Shares (a)	18,542	167,994
JPMorgan Limited Duration Bond Fund Class R6 Shares (a)	5,726	56,512
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	7,288	67,998

Total Fixed Income		1,262,860

International Equity — 15.2%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	2,863	91,534
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	4,368	76,659
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	2,896	81,889
JPMorgan International Equity Fund Class R6 Shares (a)	4,952	91,770
JPMorgan International Focus Fund Class R6 Shares (a)	2,137	52,808
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	13,122	251,288

Total International Equity		645,948

U.S. Equity — 51.7%
JPMorgan Equity Income Fund Class R6 Shares (a)	6,429	152,949
JPMorgan Large Cap Growth Fund Class R6 Shares * (a)	6,602	384,344
JPMorgan Large Cap Value Fund Class R6 Shares (a)	13,823	279,907
JPMorgan Market Expansion Enhanced Index Fund Class R6 Shares (a)	15,399	179,709
JPMorgan Mid Cap Growth Fund Class R6 Shares * (a)	1,067	50,719
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	293	18,282
JPMorgan Small Cap Value Fund Class R6 Shares (a)	2,817	83,702
JPMorgan U.S. Equity Fund Class R6 Shares (a)	22,222	469,764
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	2,066	129,130
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	7,799	272,566
JPMorgan Value Advantage Fund Class R6 Shares (a)	4,149	168,957

Total U.S. Equity		2,190,029

TOTAL INVESTMENT COMPANIES (Cost $3,203,355)		4,172,991

SHORT-TERM INVESTMENTS — 1.7%
INVESTMENT COMPANIES — 1.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26% (a) (b) (Cost $73,419)	73,419	73,419

Total Investments — 100.0% (Cost $3,276,774)		4,246,410
Other Assets Less Liabilities — 0.0% (c)		107

Net Assets — 100.0%		4,246,517

Percentages indicated are based on net assets.

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2022.
(c)	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan Investor Growth & Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,246,410	$—	$—	$4,246,410

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

	For the period ended March 31, 2022
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2022	Shares at March 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$559,233	$101,011	$—	$—	$(47,208)	$613,036	55,030	$9,386	$4,498
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	201,508	54,512	—	—	(17,657)	238,363	30,096	4,220	1,542
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	19,335	631	—	—	(2,964)	17,002	2,482	631	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	106,916	19,434	—	—	(34,816)	91,534	2,863	656	3,050
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	84,781	11,917	—	—	(20,039)	76,659	4,368	2,182	2,079
JPMorgan Equity Income Fund Class R6 Shares (a)	139,527	6,980	—	—	6,442	152,949	6,429	2,117	2,735
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	86,231	4,301	—	—	(8,643)	81,889	2,896	2,145	—
JPMorgan High Yield Fund Class R6 Shares (a)	104,504	3,721	—	—	(6,270)	101,955	14,776	3,721	—
JPMorgan Income Fund Class R6 Shares (a)	136,880	39,375	—	—	(8,261)	167,994	18,542	4,329	—
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	36,192	361	36,957	2,597	(2,193)	—	—	360	—
JPMorgan International Equity Fund Class R6 Shares (a)	93,602	12,125	—	—	(13,957)	91,770	4,952	2,168	4,440
JPMorgan International Focus Fund Class R6 Shares (a)	58,068	1,110	—	—	(6,370)	52,808	2,137	1,110	—
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	243,911	27,747	—	—	(20,370)	251,288	13,122	10,484	—
JPMorgan Large Cap Growth Fund Class R6 Shares * (a)	384,715	60,495	—	—	(60,866)	384,344	6,602	—	52,123
JPMorgan Large Cap Value Fund Class R6 Shares (a)	248,789	27,982	—	—	3,136	279,907	13,823	2,660	17,662
JPMorgan Limited Duration Bond Fund Class R6 Shares (a)	57,752	473	—	—	(1,713)	56,512	5,726	473	—
JPMorgan Market Expansion Enhanced Index Fund Class R6 Shares (a)	176,949	19,813	—	—	(17,053)	179,709	15,399	2,057	17,756
JPMorgan Mid Cap Growth Fund Class R6 Shares * (a)	56,297	4,555	—	—	(10,133)	50,719	1,067	—	4,555
JPMorgan Realty Income Fund Class R6 Shares (a)	57,950	6,563	14,789	1,911	767	52,402	3,164	431	4,052
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	59,701	12,007	—	—	(3,710)	67,998	7,288	828	168
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	18,907	3,130	—	—	(3,755)	18,282	293	70	3,059
JPMorgan Small Cap Value Fund Class R6 Shares (a)	83,333	12,179	—	—	(11,810)	83,702	2,817	422	11,756
JPMorgan Strategic Income Opportunities Fund Class R6 Shares (a)	24,674	111	2,900	(104)	(29)	21,752	1,895	112	—
JPMorgan U.S. Equity Fund Class R6 Shares (a)	462,466	50,269	29,555	(1,076)	(12,340)	469,764	22,222	2,715	47,553
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	124,584	25,517	—	—	(20,971)	129,130	2,066	572	24,946
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26% (a) (b)	97,632	193,224	217,437	—	—	73,419	73,419	24	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	267,886	36,500	16,875	(694)	(14,251)	272,566	7,799	2,086	32,324
JPMorgan Value Advantage Fund Class R6 Shares (a)	149,502	27,469	—	—	(8,014)	168,957	4,149	2,046	19,019

Total	$4,141,825	$763,512	$318,513	$2,634	$(343,048)	$4,246,410		$58,005	$253,317

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2022.
*	Non-income producing security.